Other Payable (Tables)	12 Months Ended
Dec. 31, 2023
Other Payable [Abstract]
Schedule of Other Payable
	2023	2022

Brooge International Advisory LLC (BIA)	130,000,000	74,253,965
	130,000,000	74,253,965